Dividends - Summary of Dividends (Detail) $ in Millions	12 Months Ended
Mar. 31, 2023 CAD ($)
Disclosure of Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares	$ 27.9
July 24, 2023 [member]
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	July 5, 2023
Dividends Payment Date	July 24, 2023
Dividends paid, ordinary shares	$ 7.0
September 29, 2023 [member]
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	August 25, 2023
Dividends Payment Date	September 29, 2023
Dividends paid, ordinary shares	$ 6.9
December 29, 2023 [member]
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	November 30, 2023
Dividends Payment Date	December 29, 2023
Dividends paid, ordinary shares	$ 6.9
March 28, 2024 [member]
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	February 29, 2024
Dividends Payment Date	March 28, 2024
Dividends paid, ordinary shares	$ 7.1